UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
September 30, 2010

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 68.0% (53.0% of Total Investments)
	Capital Markets – 5.9%
137,200	Ameriprise Financial, Inc.	7.750%		A	$ 3,849,832
118,100	BNY Capital Trust V, Series F	5.950%		A1	2,974,939
515,776	Credit Suisse	7.900%		A3	14,111,631
241,721	Deutsche Bank Capital Funding Trust II	6.550%		BBB	5,936,668
83,000	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	2,206,140
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	900,504
43,900	Morgan Stanley Capital Trust IV	6.250%		BBB	1,057,990
	Total Capital Markets				31,037,704
	Commercial Banks – 8.5%
327,038	Banco Santander Finance	10.500%		A-	9,248,635
2,100	Barclays Bank PLC	6.625%		A-	51,282
118,500	BB&T Capital Trust VI	9.600%		A3	3,389,100
30,300	BB&T Capital Trust VII	8.100%		A3	838,401
116,800	Cobank ACB, 144A	7.000%		N/R	5,281,556
46,000	Cobank ACB	11.000%		A	2,527,125
48,600	Cobank ACB	11.000%		A	2,663,888
1,500	First Union Institutional Capital II (CORTS)	8.200%		A-	40,545
6,300	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%		Aa3	154,350
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A1	53,174
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A1	106,155
18,400	HSBC Holdings PLC, (3)	8.000%		A-	496,432
13,800	HSBC Holdings PLC	6.200%		A-	336,720
80,308	Merrill Lynch Preferred Capital Trust V	7.280%		Baa3	1,987,623
5,000,000	National Australia Bank	8.000%		A+	5,383,250
275,041	National City Capital Trust II	6.625%		BBB	6,851,271
19,400	National City Capital Trust II	6.625%		BBB	484,806
20,400	Wachovia Capital Trust IX	6.375%		A-	511,020
120,000	Wells Fargo Capital Trust XII	7.875%		A-	3,246,000
60,000	Wells Fargo Capital Trust IX	5.625%		A-	1,503,000
	Total Commercial Banks				45,154,333
	Diversified Financial Services – 4.2%
10,000	Citigroup Capital Trust XII	8.500%		Ba1	264,100
138,500	Citigroup Capital XIII	7.875%		Ba1	3,509,344
800	Citigroup Capital XIV	6.875%		Ba1	19,488
36,200	ING Groep N.V.	7.375%		Ba1	878,936
625,276	ING Groep N.V.	7.200%		Ba1	15,069,152
47,500	JPMorgan Chase Capital Trust XXIX	6.700%		A2	1,206,500
30,763	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	781,688
17,141	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	434,353
	Total Diversified Financial Services				22,163,561
	Diversified Telecommunication Services – 0.2%
6,227	BellSouth Capital Funding (CORTS)	7.120%		A	158,594
40,924	BellSouth Corporation (CORTS)	7.000%		A	1,025,658
	Total Diversified Telecommunication Services				1,184,252
	Electric Utilities – 1.4%
181,800	Entergy Texas Inc.	7.875%		BBB+	5,361,282
81,900	PPL Energy Supply LLC	7.000%		BBB	2,150,694
	Total Electric Utilities				7,511,976
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A	7.875%		BBB-	2,482,461
	Insurance – 20.7%
795,723	Aegon N.V.	6.375%		BBB	18,604,003
277,700	Allianz SE	8.375%		A+	7,567,325
489,612	Arch Capital Group Limited	8.000%		BBB	12,509,587
1,800	Arch Capital Group Limited, Series B	7.875%		BBB	46,080
101,916	Delphi Financial Group, Inc.	8.000%		BBB	2,614,145
227,900	Delphi Financial Group, Inc.	7.376%		BB+	5,321,465
619,204	EverestRe Capital Trust II	6.200%		Baa1	14,997,121
208,620	Markel Corporation	7.500%		BBB	5,520,085
276,399	PartnerRe Limited, Series C	6.750%		BBB+	6,998,423
20,539	PartnerRe Limited, Series D	6.500%		BBB+	509,573
40,600	PLC Capital Trust III	7.500%		BBB	1,024,338
386,042	PLC Capital Trust IV	7.250%		BBB	9,651,050
2,300	PLC Capital Trust V	6.125%		BBB	55,200
166,360	Prudential PLC	6.750%		A-	4,177,300
4,100,000	Reinsurance Group of America Inc.	6.750%		BBB-	3,612,830
64,600	RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,628,566
34,500	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	809,715
233,502	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	5,818,870
317,100	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	7,975,065
	Total Insurance				109,440,741
	IT Services – 0.0%
1,000	Vertex Industries Inc. (PPLUS)	7.625%		A	26,070
	Media – 7.7%
16,000	CBS Corporation	7.250%		BBB-	402,240
131,141	CBS Corporation	6.750%		BBB-	3,317,867
615,784	Comcast Corporation	7.000%		BBB+	16,090,436
47,000	Comcast Corporation	6.625%		BBB+	1,219,180
747,738	Viacom Inc.	6.850%		BBB+	19,613,167
	Total Media				40,642,890
	Multi-Utilities – 3.4%
244,700	Dominion Resources Inc.	8.375%		BBB	7,123,217
10,000	Scana Corporation	7.700%		BBB-	284,400
392,142	Xcel Energy Inc.	7.600%		BBB	10,807,434
	Total Multi-Utilities				18,215,051
	Oil, Gas & Consumable Fuels – 2.3%
477,470	Nexen Inc.	7.350%		BB+	12,089,540
	Pharmaceuticals – 0.1%
19,600	Bristol-Myers Squibb Company (CORTS)	6.250%		A+	496,860
200	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	5,208
	Total Pharmaceuticals				502,068
	Real Estate/Mortgage – 13.1%
499,239	Commomwealth REIT	9.875%		Baa3	12,655,709
3,800	Commomwealth REIT	7.500%		BBB	81,282
153,147	Developers Diversified Realty Corporation, Series H	7.375%		Ba1	3,673,997
80,607	Duke Realty Corporation, Series L	6.600%		Baa3	1,924,089
31,000	Duke Realty Corporation, Series N	7.250%		Baa3	785,540
18,500	Kimco Realty Corporation, Series F	6.650%		Baa2	451,585
652,387	Kimco Realty Corporation, Series G	7.750%		Baa2	16,714,154
5,294	Kimco Realty Corporation, Series H	6.900%		Baa2	130,921
92,378	Prologis Trust, Series G	6.750%		Baa3	2,166,264
11,800	Public Storage, Inc., Series E	6.750%		Baa1	295,000
3,300	Public Storage, Inc., Series F	6.450%		Baa1	81,939
800	Public Storage, Inc., Series H	6.950%		Baa1	20,168
9,000	Public Storage, Inc., Series M	6.625%		Baa1	228,330
2,000	Public Storage, Inc., Series W	6.500%		Baa1	49,860
107,100	Public Storage, Inc., Series Y, (3)	6.850%		Baa1	2,654,077
21,284	Realty Income Corporation	7.375%		Baa2	555,087
100,500	Realty Income Corporation	6.750%		Baa2	2,546,670
10,155	Regency Centers Corporation	7.250%		Baa3	256,414
437,734	Vornado Realty LP	7.875%		BBB	11,696,252
165,282	Wachovia Preferred Funding Corporation	7.250%		A-	4,270,887
32,765	Weingarten Realty Trust	8.100%		BBB	769,650
100	Weingarten Realty Trust	6.950%		Baa3	2,490
298,102	Weingarten Realty Trust	6.500%		Baa3	7,333,309
	Total Real Estate/Mortgage				69,343,674
	Wireless Telecommunication Services – 0.0%
1,300	United States Cellular Corporation	7.500%		Baa2	32,760
	Total $25 Par (or similar) Preferred Securities (cost $344,921,392)				359,827,081

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.0% (0.0% of Total Investments)
	Commercial Banks – 0.0%
200	Wells Fargo & Company, Convertible Bond	7.500%		A-	$ 201,200
	Total Convertible Preferred Securities (cost $203,205)				201,200

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 2.8% (2.2% of Total Investments)
	Capital Markets – 0.1%
$ 1,000	Man Group PLC	5.000%	8/09/17	Baa3	$ 848,982
	Commercial Banks – 1.4%
7,400	LBG Capital I PLC, 144A	7.875%	11/01/20	BB-	7,326,000
	Diversified Financial Services – 0.5%
2,600	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,619,500
	Electric Utilities – 0.6%
3,400	FPL Group Capital Inc.	6.650%	6/15/17	BBB	3,268,318
	Multi-Utilities – 0.2%
1,000	Wisconsin Energy Corporation	6.250%	5/15/17	Baa1	956,268
$ 15,400	Total Corporate Bonds (cost $14,044,454)				15,019,068

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 53.2% (41.5% of Total Investments)
	Capital Markets – 0.1%
1,000	Credit Suisse Guernsey	1.066%	5/15/17	A3	$ 706,250
	Commercial Banks – 22.5%
9,600	AgFirst Farm Credit Bank	8.393%	12/15/11	A	9,384,000
4,420	Banco Santander Finance	10.500%	9/29/49	A-	5,020,148
2,500	Barclays Bank PLC, 144A	6.860%	6/15/32	A-	2,387,500
2,800	Barclays Bank PLC	6.278%	12/15/34	A-	2,506,000
2,500	BB&T Capital Trust IV	6.820%	6/12/37	A3	2,509,375
2,800	BBVA International Unipersonal	5.919%	4/18/17	A-	2,423,663
1,000	BNP Paribas, 144A	7.195%	12/25/37	A	1,000,000
5,460	Credit Agricole, S.A, 144A	8.375%	12/31/49	A-	5,869,500
6,050	Credit Agricole, S.A	9.750%	12/26/54	A-	6,558,200
850	First Union Capital Trust I, Series A	7.935%	1/15/27	A-	874,341
5,400	First Union Institutional Capital Securities I	8.040%	12/01/26	A-	5,499,398
3,500	Fulton Capital Trust I	6.290%	2/01/36	BBB-	2,843,435
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	Ba2	267,000
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	15,290,625
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	1,857,808
2,509	NB Capital Trust II	7.830%	12/15/26	Baa3	2,593,804
5,000	Nordea Bank AB	8.375%	3/25/15	A-	5,377,500
400	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	387,717
10,500	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	13,690,415
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	14,729,488
7,000	Societe Generale	8.750%	10/07/49	BBB+	7,382,900
1,600	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	1,499,344
3,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,745,738
2,600	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,471,175
1,550	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,509,829
1,100	Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	1,026,209
1,200	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A-	1,225,632
	Total Commercial Banks				118,930,744
	Diversified Financial Services – 2.4%
200	Bank One Capital III	8.750%	9/01/30	A2	242,853
4,800	JPMorgan Chase & Company	7.900%	4/30/18	BBB+	5,161,301
4,000	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,119,612
1,140	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,162,311
1,800	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Baa3	1,858,500
	Total Diversified Financial Services				12,544,577
	Diversified Telecommunication Services – 3.1%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	16,651,093
	Electric Utilities – 0.4%
2,300	Dominion Resources Inc.	7.500%	6/30/16	BBB	2,348,709
	Insurance – 18.2%
3,500	Allstate Corporation	6.125%	5/15/17	Baa1	3,272,500
11,550	AXA SA, 144A	6.463%	12/14/18	Baa1	10,135,125
4,800	AXA SA, 144A	6.379%	12/14/36	Baa1	4,212,000
700	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	574,000
9,925	Glen Meadows Pass Through Trust	6.505%	2/15/17	Ba1	7,940,000
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,507,387
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	3,724,000
2,300	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	2,196,500
5,100	Lincoln National Corporation	7.000%	5/17/16	BBB	4,845,000
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,206,250
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	6,646,500
10,150	National Financial Services Inc.	6.750%	5/15/37	Baa2	8,876,429
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,165,378
5,725	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	5,091,466
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,381,500
1,000	Progressive Corporation	6.700%	6/15/67	A2	993,821
3,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,600,000
2,000	Prudential PLC	6.500%	6/29/49	A-	1,919,000
17,000	XL Capital Ltd	6.500%	10/15/57	BBB-	14,195,000
600	ZFS Finance USA Trust II, 144A	6.450%	12/15/65	A	576,000
1,260	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,184,400
	Total Insurance				96,242,256
	Real Estate – 4.5%
19	Firstar Realty LLC, 144A	8.875%	12/31/50	A2	23,874,684
	Road & Rail – 1.5%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	7,656,878
	Thrifts & Mortgage Finance – 0.4%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,891,000
	U.S. Agency – 0.1%
1	Farm Credit Bank of Texas	10.000%	12/15/60	A3	729,531
	Total Capital Preferred Securities (cost $277,763,597)				281,575,722

Shares	Description (1)				Value
	Investment Companies – 3.1% (2.4% of Total Investments)
315,548	BlackRock Credit Allocation Income Trust II				$ 3,300,632
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				7,022,981
352,012	John Hancock Preferred Income Fund III				6,149,650
	Total Investment Companies (cost $20,895,949)				16,473,263

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.1% (0.9% of Total Investments)
$ 5,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $5,790,488, collateralized by $5,415,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $5,909,119	0.080%	10/01/10		$ 5,790,475
	Total Short-Term Investments (cost $5,790,475)				5,790,475
	Total Investments (cost $663,619,072) – 128.2%				678,886,809
	Borrowings – (29.0)% (4), (5)				(153,375,000)
	Other Assets Less Liabilities – 0.8%				3,918,999
	Net Assets Applicable to Common Shares – 100%				$ 529,430,808
	Fair Value Measurements
	In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

		Level 1	Level 2	Level 3	Total
	Investments:
	Preferred Securities*	$ 323,162,173	$ 318,441,830	$ –	$ 641,604,003
	Corporate Bonds	–	15,019,068	–	15,019,068
	Investment Companies	16,473,263	–	–	16,473,263
	Short-Term Investments	5,790,475	–	–	5,790,475
	Total	$ 345,425,911	$ 333,460,898	–	$ 678,886,809
	*Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
	The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
					Level 3
					Corporate Bonds
	Balance at the beginning of period				$ 5,125,000
	Gains (losses):
	Net realized gains (losses)				–
	Net change in unrealized appreciation (depreciation)				258,250
	Net purchases at cost (sales at proceeds)				–
	Net discounts (premiums)				–
	Net transfers in to (out of) at end of period fair value				(5,383,250)
	Balance at the end of period				$ –

	Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At September 30, 2010, the cost of investments was $664,207,951.
	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

	Gross unrealized:
	Appreciation				$ 33,601,951
	Depreciation				(18,923,093)

	Net unrealized appreciation (depreciation) of investments				$ 14,678,858

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)			All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
	(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(3)			Non-income producing; issuer has not declared a dividend within the past twelve months.
	(4)			Borrowings as a percentage of Total Investments is 22.6%.
	(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $384,066,211 have been pledged as collateral for Borrowings.

	N/R			Not rated.
	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	CORTS			Corporate Backed Trust Securities.
	PPLUS			PreferredPlus Trust.
	SATURNS			Structured Asset Trust Unit Repackaging.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.